YORKTOWN GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2021
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.36%
Communications — 10.42%
51job, Inc. - ADR(a)	8,100	$ 498,555
Autohome, Inc., Class A - ADR	3,300	306,009
Cable One, Inc.	310	554,900
Demae-Can Co. Ltd.(a)	12,600	236,348
Discovery, Inc., Series A(a)	11,500	433,090
Embracer Group AB(a)	9,300	286,281
Gravity Co. Ltd. - ADR(a)	3,700	405,298
Gray Television, Inc.	33,850	687,832
IAC/InterActiveCorp(a)	1,500	380,205
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	5,300	239,507
Lufax Holding Ltd. - ADR(a)	36,500	434,350
NetEase, Inc. - ADR	4,700	526,682
Paradox Interactive AB	16,200	379,275
Prosus NV - ADR	22,200	482,850
Stillfront Group AB(a)	28,700	293,416
Take-Two Interactive Software, Inc.(a)	2,400	420,912
Tencent Music Entertainment Group - ADR(a)	16,400	285,688
ViacomCBS, Inc., Class B	14,000	574,280
Weibo Corp. - ADR(a)	10,000	504,000
Yandex N.V., Class A(a)	6,600	432,630
		8,362,108
Consumer Discretionary — 11.82%
ASOS PLC(a)	3,300	237,895
Etsy, Inc.(a)	2,300	457,217
Evolution AB	2,600	513,505
Evolution AB - ADR	2,400	474,240
Games Workshop Group PLC	2,200	329,651
Hermes International - ADR	2,700	338,742
Huazhu Group Ltd. - ADR(a)	9,000	530,640
iRobot Corp.(a)	3,300	359,040
LCI Industries	4,800	703,200
Li Ning Co. Ltd.	34,700	283,218
Lithia Motors, Inc., Class A	1,050	403,599
LKQ Corp.(a)	11,350	530,158
Moncler SpA(a)	4,500	275,950
MonotaRO Co. Ltd.	12,000	306,347
Open House Co. Ltd.	9,100	378,445
PulteGroup, Inc.	9,100	537,992
TAL Education Group - ADR(a)	5,200	296,140
Tractor Supply Co.	2,800	528,080
Trigano SA	1,300	232,187
Ulta Beauty, Inc.(a)	2,200	724,570
Vipshop Holdings Ltd. - ADR(a)	11,500	353,855
Workman Co. Ltd.	5,900	385,459
Zhongsheng Group Holdings Ltd.	40,300	305,318
		9,485,448
Consumer Staples — 2.86%
Fevertree Drinks PLC	9,200	318,652
Five Below, Inc.(a)	2,400	483,048
ITOCHU Corp. - ADR	7,900	492,960

Trulieve Cannabis Corp.(a)	12,100	503,239
Viomi Technology Co. Ltd. - ADR(a)	63,800	497,002
		2,294,901
Energy — 0.92%
Pembina Pipeline Corp.	13,400	413,524
Varta AG(a)	2,200	320,877
		734,401
Financials — 5.64%
Arthur J. Gallagher & Co.	2,800	405,860
BOC Aviation Ltd.	29,600	267,123
Credit Acceptance Corp.(a)	1,400	552,706
KKR & Co., Inc.	9,700	548,826
LPL Financial Holdings, Inc.	3,400	532,780
Nihon M&A Center, Inc.	12,800	335,437
Raymond James Financial, Inc.	4,300	562,354
SelectQuote, Inc.(a)	17,500	544,775
Tradeweb Markets, Inc., Class A	4,850	394,208
Worldline S.A. - ADR(a)	7,700	380,457
		4,524,526
Health Care — 12.05%
Abiomed, Inc.(a)	1,550	497,131
Bio-Techne Corp.	1,200	512,988
Catalent, Inc.(a)	3,950	444,256
Charles River Laboratories International, Inc.(a)	1,800	598,410
Chemed Corp.	1,100	524,271
Cooper Cos., Inc. (The)	800	328,712
Emergent BioSolutions, Inc.(a)	4,400	268,312
Enanta Pharmaceuticals, Inc.(a)	6,600	334,884
Encompass Health Corp.	4,600	390,356
Evotec SE(a)	6,900	287,196
Exelixis, Inc.(a)	20,800	512,096
Genmab A/S - ADR(a)	10,100	372,387
Globus Medical, Inc., Class A(a)	6,400	459,328
ICON PLC(a)	2,450	531,528
Insulet Corp.(a)	1,500	442,830
LHC Group, Inc.(a)	2,100	437,367
Lifco AB, B Shares	2,600	279,787
Lonza Group AG - ADR(a)	8,400	532,308
Neurocrine Biosciences, Inc.(a)	3,600	340,164
Penumbra, Inc.(a)	1,500	458,985
Repligen Corp.(a)	2,150	455,176
Sonova Holding AG - ADR(a)	6,780	400,427
Straumann Holding AG	180	257,106
		9,666,005
Industrials — 14.90%
Ashtead Group PLC	5,000	321,157
ASSA ABLOY AB - ADR	27,300	390,663
Cognex Corp.	5,100	439,212
DSV Panalpina A/S - ADR	3,900	434,187
Elis SA(a)	17,700	316,558
Fluidra SA	9,800	340,409
Franklin Electric Co., Inc.	6,000	487,620
Fujitec Co. Ltd. - ADR	22,700	512,959
Generac Holdings, Inc.(a)	1,500	485,925
Graco, Inc.	4,600	353,280
HEICO Corp.	3,200	450,560
IDEX Corp.	2,200	493,240
Investment AB Latour	16,000	489,502
IR Japan Holdings Ltd.	2,800	368,165
Keyence Corp.	900	434,565
Landstar System, Inc.	2,250	387,630

Mercury Systems, Inc.(a)	6,100	458,964
NIBE Industrier AB, Class B	7,200	263,481
Novanta, Inc.(a)	3,400	447,814
Prysmian Spa	6,900	216,040
Saia, Inc.(a)	3,000	703,500
Secom Co. Ltd. - ADR	11,500	238,567
Spirax-Sarco Engineering PLC	1,300	212,118
Teledyne Technologies, Inc.(a)	900	402,975
Toro Co. (The)	3,200	366,720
Trimble, Inc.(a)	8,000	656,000
UniFirst Corp.	1,900	425,961
Xylem, Inc.	4,350	481,328
ZTO Express (Cayman), Inc. - ADR	11,800	379,488
		11,958,588
Materials — 8.17%
Anglo American PLC - ADR	22,400	480,704
Berry Plastics Group, Inc.(a)	7,950	505,779
CCL Industries, Inc., Class B	8,000	454,062
Crown Holdings, Inc.	4,800	527,040
Fortescue Metals Group Ltd. - ADR	15,900	553,638
Givaudan SA - ADR	6,000	502,947
Kingspan Group PLC - ADR	4,650	427,149
Nolato AB(a)	2,300	227,263
Nutrien Ltd.	6,300	347,697
Symrise AG - ADR	15,300	492,048
Tokai Carbon Co. Ltd.	24,600	400,216
Trex Co., Inc.(a)	5,000	539,950
UFP Industries, Inc.	6,300	529,452
Vulcan Materials Co.	3,200	570,368
		6,558,313
Real Estate — 4.69%
Aedifica SA(a)	2,550	311,394
Alexandria Real Estate Equities, Inc.	2,850	516,135
CBRE Group, Inc., Class A(a)	6,700	570,840
CyrusOne, Inc.	7,100	517,093
FirstService Corp.	2,300	373,175
Hulic Co. Ltd.	31,900	363,110
Segro PLC	16,600	230,511
STORE Capital Corp.	16,300	583,377
TAG Immobilien AG(a)	9,500	293,564
		3,759,199
Technology — 26.06%
Advantest Corp.	3,500	332,424
Adyen NV - ADR(a)	10,500	517,650
ams AG(a)	13,400	232,264
CDW Corp.	2,200	392,326
Ciena Corp.(a)	5,900	297,773
CMC Materials, Inc.	3,000	550,290
Concentrix Corp.(a)	2,700	419,526
CoStar Group, Inc.(a)	550	469,937
CyberArk Software Ltd.(a)	3,100	435,550
Descartes Systems Group, Inc. (The)(a)	5,800	371,548
Entegris, Inc.	5,400	607,932
EPAM Systems, Inc.(a)	1,300	595,075
ExlService Holdings, Inc.(a)	5,500	508,090
FactSet Research Systems, Inc.	1,600	537,952
Fortinet, Inc.(a)	2,300	469,729
Gartner, Inc.(a)	2,600	509,288
Genpact Ltd.	11,200	532,336
Globant S.A.(a)	2,300	527,114
GMO Payment Gateway, Inc.	2,600	331,875

Guidewire Software, Inc.(a)	3,200	337,632
Hypoport SE(a)	590	355,276
JustSystems Corp.	7,600	440,890
KLA Corp.	1,500	473,025
Lasertec Corp.(a)	2,100	371,624
Logitech International S.A.	7,500	831,600
MarketAxess Holdings, Inc.	950	464,037
MAXIMUS, Inc.	5,300	485,692
Microchip Technology, Inc.	3,150	473,414
Monolithic Power Systems, Inc.	1,300	469,794
Nemetschek SE	4,100	305,529
NICE Ltd. - ADR(a)	2,100	506,583
Nintendo Co. Ltd. - ADR	5,800	416,962
Pagseguro Digital Ltd., Class A(a)	11,200	512,288
Paycom Software, Inc.(a)	1,000	384,410
Paylocity Holdings Corp.(a)	2,550	492,762
Qualys, Inc.(a)	4,700	476,392
Soitec S.A.(a)	1,200	242,452
SPS Commerce, Inc.(a)	6,300	645,372
SS&C Technologies Holdings, Inc.	5,100	378,522
SYNNEX Corp.	4,000	484,800
Tokyo Electron Ltd. - ADR	4,400	501,600
TransUnion	5,200	543,868
Tyler Technologies, Inc.(a)	1,650	701,019
Universal Display Corp.	1,700	380,273
WNS Holdings Ltd. - ADR(a)	4,700	340,421
Zepp Health Corp. - ADR(a)	24,700	253,669
		20,908,585
Utilities — 0.83%
CenterPoint Energy, Inc.	17,200	421,228
China Resources Gas Group Ltd.	44,400	240,925
		662,153
Total Common Stocks
(Cost $56,061,704)		78,914,227

Total Investments — 98.36%
(Cost $56,061,704)		78,914,227
Other Assets in Excess of Liabilities — 1.64%		1,318,622
Net Assets — 100.00%		$ 80,232,849

(a)	Non-income producing security.

ADR	- American Depositary Receipt

YORKTOWN CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2021
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 93.38%
Communications — 11.02%
Alphabet, Inc., Class A(a)	120	$ 282,420
Expedia, Inc.	1,720	303,116
Facebook, Inc., Class A(a)	860	279,569
Pinterest, Inc.(a)	3,060	203,092
Roblox Corp.(a)	3,140	234,087
Roku, Inc.(a)	640	219,501
Shopify, Inc., Class A(a)	195	230,589
Snap, Inc., Class A(a)	4,000	247,280
Uber Technologies, Inc.(a)	4,100	224,557
Walt Disney Co. (The)	1,520	282,750
Zillow Group, Inc., Class A(a)	1,625	216,694
		2,723,655
Consumer Discretionary — 10.09%
Amazon.com, Inc.(a)	68	235,785
CarMax, Inc.(a)	1,890	251,824
Chipotle Mexican Grill, Inc.(a)	149	222,312
D.R. Horton, Inc.	3,400	334,186
DraftKings, Inc., Class A(a)	3,900	220,974
Etsy, Inc.(a)	1,100	218,669
Lennar Corp., Class A	2,220	229,992
Tesla, Inc.(a)	335	237,662
Tractor Supply Co.	1,608	303,269
Wayfair, Inc., Class A(a)	810	239,412
		2,494,085
Consumer Staples — 6.35%
Archer-Daniels-Midland Co.	4,465	281,875
Constellation Brands, Inc., Class A	1,100	264,352
Kroger Co. (The)	7,000	255,780
PepsiCo, Inc.	1,695	244,351
Target Corp.	1,375	284,983
Wal-Mart Stores, Inc.	1,700	237,847
		1,569,188
Energy — 2.59%
EOG Resources, Inc.	4,900	360,836
Phillips 66	3,450	279,140
		639,976
Financials — 11.23%
American Express Co.	2,110	323,568
Blackstone Group LP (The)	3,240	286,708
Charles Schwab Corp. (The)	4,225	297,440
Chubb Ltd.	1,500	257,385
CME Group, Inc.	1,395	281,776
Coinbase Global, Inc.(a)	700	208,348
Intercontinental Exchange, Inc.	2,100	247,191
Marsh & McLennan Cos., Inc.	2,090	283,613
Nasdaq, Inc.	1,870	302,080
T. Rowe Price Group, Inc.	1,610	288,512
		2,776,621

Health Care — 12.81%
Abbott Laboratories	1,850	222,148
Agilent Technologies, Inc.	1,860	248,570
Align Technology, Inc.(a)	380	226,301
Bristol-Myers Squibb Co.	3,930	245,311
CVS Health Corp.	3,290	251,356
Intuitive Surgical, Inc.(a)	300	259,500
Regeneron Pharmaceuticals, Inc.(a)	480	231,024
Stryker Corp.	975	256,064
Teladoc Health, Inc.(a)	1,265	218,023
Thermo Fisher Scientific, Inc.	490	230,413
UnitedHealth Group, Inc.	725	289,130
Vertex Pharmaceuticals, Inc.(a)	1,060	231,292
Zimmer Biomet Holdings, Inc.	1,450	256,882
		3,166,014
Industrials — 7.11%
Caterpillar, Inc.	1,200	273,732
Deere & Co.	840	311,514
General Dynamics Corp.	1,610	306,270
Norfolk Southern Corp.	940	262,486
United Parcel Service, Inc., Class B	1,540	313,944
Waste Management, Inc.	2,100	289,737
		1,757,683
Materials — 1.96%
Linde PLC	860	245,822
Southern Copper Corp.	3,450	239,465
		485,287
Real Estate — 2.24%
Crown Castle International Corp.	1,450	274,137
Digital Realty Trust, Inc.	1,820	280,844
		554,981
Technology — 25.91%
Accenture PLC, Class A	960	278,371
Adobe, Inc.(a)	450	228,753
Analog Devices, Inc.	1,500	229,740
Apple, Inc.	1,650	216,909
Broadcom, Inc.	565	257,753
Cadence Design Systems, Inc.(a)	1,625	214,126
Crowdstrike Holdings, Inc., Class A(a)	1,130	235,616
Fidelity National Information Services, Inc.	1,800	275,220
Global Payments, Inc.	1,200	257,556
Intuit, Inc.	660	272,026
MasterCard, Inc., Class A	700	267,442
Microchip Technology, Inc.	1,425	214,163
Micron Technology, Inc.(a)	2,845	244,869
Microsoft Corp.	1,070	269,833
Nintendo Co. Ltd. - ADR	3,200	230,048
NVIDIA Corp.	480	288,182
Okta, Inc.(a)	815	219,806
PayPal Holdings, Inc.(a)	1,030	270,159
salesforce.com, Inc.(a)	980	225,714
Sony Corp. - ADR	2,400	240,384
Square, Inc., Class A(a)	1,100	269,302
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,000	233,480
Unity Software, Inc.(a)	2,250	228,555
Visa, Inc., Class A	1,165	272,097
VMware, Inc., Class A(a)	1,500	241,245
Zoom Video Communications, Inc., Class A(a)	700	223,699
		6,405,048
Utilities — 2.07%
Duke Energy Corp.	2,650	266,829

NextEra Energy, Inc.	3,150	244,156
		510,985
Total Common Stocks
(Cost $19,706,395)		23,083,523

GRANTOR TRUST — 1.47%

Grayscale Bitcoin Trust(a)	7,750	363,087

Total Grantor Trust
(Cost $240,095)		363,087

Total Investments — 94.85%
(Cost $19,946,490)		23,446,610
Other Assets in Excess of Liabilities — 5.15%		1,273,207
Net Assets — 100.00%		$ 24,719,817

(a)	Non-income producing security.

ADR	- American Depositary Receipt

YORKTOWN MULTI-SECTOR BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2021
(Unaudited)

	Shares	Fair Value
PREFERRED STOCKS — 2.60%
Financials — 2.14%
Aegon Funding Corp. II, 5.10%	24,676	$ 646,758
Dime Community Bancshares, Inc., Series A, 5.50%	19,472	497,120
First Citizens Bancshares, Inc., Series A, 5.375%	80,000	2,149,600
First Horizon Bank, 3.75%(a)	1,000	831,039
Merchants Bancorp, Series A, 7.00%	80,000	2,191,200
Merchants Bancorp, Series B, 6.00%	40,000	1,050,800
OceanFirst Financial Corp., Series A, 7.00%	40,000	1,097,600
Wintrust Financial Corp., Series E, 6.875%	40,000	1,115,200
		9,579,317
Industrials — 0.46%
Global Ship Lease, Inc., 8.00%	80,000	2,074,000

Total Preferred Stocks
(Cost $10,867,000)		11,653,317

	Principal Amount
CORPORATE BONDS AND NOTES — 77.32%
Communications — 3.59%
CCO Holdings LLC, 4.50%, 6/1/2033 (a)	$ 1,000,000	1,009,070
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	250,000	275,750
Lamar Media Corp., 3.63%, 1/15/2031 (a)	500,000	488,125
Level 3 Financing, Inc., 4.25%, 7/1/2028 (a)	2,000,000	2,017,720
Liberty Interactive LLC, 8.50%, 7/15/2029	1,000,000	1,148,560
Liberty Interactive LLC, 8.25%, 2/1/2030	2,000,000	2,311,660
Qwest Corp., 7.25%, 9/15/2025	2,000,000	2,365,000
Scripps Escrow II, Inc., 3.88%, 1/15/2029 (a)	500,000	497,588
United States Cellular Corp., 6.70%, 12/15/2033	2,540,000	3,182,429
Univision Communications, Inc., 6.63%, 6/1/2027 (a)	500,000	542,500
ViacomCBS, Inc., 4.20%, 5/19/2032	2,000,000	2,232,376
		16,070,778
Consumer Discretionary — 2.75%
Carnival Corp., 11.50%, 4/1/2023 (a)	1,000,000	1,150,450
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025	1,000,000	1,024,680
L Brands, Inc., 6.88%, 11/1/2035	2,000,000	2,427,670
QVC, Inc., Class B, 4.75%, 2/15/2027	2,000,000	2,114,270
Rent-A-Center, Inc., 6.38%, 2/15/2029 (a)	500,000	542,875
Tenneco, Inc., 5.13%, 4/15/2029 (a)	500,000	496,875
Wolverine World Wide, Inc., 5.00%, 9/1/2026 (a)	3,379,000	3,457,139
WW International, Inc., 4.50%, 4/15/2029 (a)	100,000	98,765
Yum! Brands, Inc., 3.63%, 3/15/2031	1,000,000	988,440
		12,301,164
Consumer Staples — 5.96%
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036 (a)	100,000	118,503
Avon Products, Inc., 7.00%, 3/15/2023	3,000,000	3,223,125

Constellation Brands, Inc., 4.50%, 5/9/2047	500,000	583,033
HLF Financing SaRL, LLC, 7.25%, 8/15/2026 (a)	1,500,000	1,569,375
JBS Investments II GmbH, 7.00%, 1/15/2026 (a)	4,000,000	4,264,200
Kraft Heinz Foods Co., 6.50%, 2/9/2040	411,000	544,160
Kraft Heinz Foods Co., 5.00%, 6/4/2042 (a)	300,000	347,006
Kraft Heinz Foods Co., 5.00%, 6/4/2042	500,000	578,343
Kraft Heinz Foods Co., 4.38%, 6/1/2046	1,000,000	1,073,958
Kraft Heinz Foods Co., 4.88%, 10/1/2049	1,000,000	1,149,707
Land O' Lakes, Inc., 7.25%, Perpetual (a)	3,500,000	3,657,500
Land O' Lakes, Inc., 8.00%, Perpetual (a)	2,000,000	2,130,500
Louis Dreyfus Co. BV, 5.25%, 6/13/2023	2,200,000	2,374,574
Molson Coors Beverage Co., 4.20%, 7/15/2046	1,000,000	1,063,922
Natura Cosmeticos SA, 4.13%, 5/3/2028 (a)	500,000	508,125
New Albertsons LP, 7.75%, 6/15/2026	500,000	580,530
Pilgrim's Pride Corp., 4.25%, 4/15/2031 (a)	1,000,000	1,011,560
Reynolds American, Inc., 7.00%, 8/4/2041	624,000	807,476
Turning Point Brands, Inc., 5.63%, 2/15/2026 (a)	850,000	880,201
Vector Group Ltd., 5.75%, 2/1/2029 (a)	250,000	251,928
		26,717,726
Financials — 49.14%
Allegiance Bancshares, Inc., 4.70%, 10/1/2029 (3MO LIBOR + 313.0bps)(b)	1,000,000	1,020,765
American Express Co., Series C, 3.47%, Perpetual (3MO LIBOR + 328.5bps) (b)	2,000,000	1,993,875
AmTrust Financial Services, Inc., 6.13%, 8/15/2023	2,000,000	2,014,300
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	1,132,500
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066 (a),(b)	2,000,000	2,087,424
Assured Guaranty US Holdings, Inc., 2.56%, 12/15/2066 (3MO LIBOR + 238.0bps)(b)	2,000,000	1,612,500
Athene Holding Ltd., 4.13%, 1/12/2028	1,000,000	1,100,482
Athene Holding Ltd., 6.15%, 4/3/2030	2,000,000	2,483,169
Atlantic Capital Bancshares, Inc., 5.50%, 9/1/2030 (SOFRRATE + 536.3bps)(b)	1,000,000	1,063,360
BAC Capital Trust XIII, 4.00%, Perpetual (b)	282,000	279,180
BAC Capital Trust XIV, 4.00%, Perpetual (3MO LIBOR + 83.0bps)(b)	2,000,000	1,990,000
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, Perpetual (USSW5 + 387.0bps)(b)	1,000,000	1,070,890
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, Perpetual (H15T5Y + 519.2bps)(b)	4,900,000	5,371,380
Bank of Nova Scotia, 4.90%, Perpetual (H15T5Y + 455.1bps)(b)	1,000,000	1,076,200
Barclays PLC, 4.84%, 5/9/2028	2,000,000	2,251,743
Barclays PLC, 5.09%, 6/20/2030 (3MO LIBOR + 305.4bps)(b)	1,500,000	1,724,241
Barclays PLC, 7.75%, Perpetual (USSW5 + 484.2bps)(b)	1,000,000	1,102,500
BBVA Bancomer S.A., 5.13%, 1/18/2033 (H15T5Y + 265.0bps)(b)	3,000,000	3,120,315
BNP Paribas SA, 6.63%, Perpetual (USSW5 + 414.9bps)(a),(b)	4,000,000	4,409,000
BNP Paribas SA, 7.20%, Perpetual (3MO LIBOR + 129.0bps)(a),(b)	2,000,000	2,122,500
Brighthouse Financial, Inc., 3.70%, 6/22/2027	2,461,000	2,664,423
Brighthouse Financial, Inc., 4.70%, 6/22/2047	2,642,000	2,754,859
Cadence Bancorp, 4.75%, 6/30/2029 (3MO LIBOR + 303.0bps)(b)	1,665,000	1,671,365
Capital One Financial Corp., 3.99%, Perpetual (3MO LIBOR + 380.0bps)(b)	2,000,000	1,985,650
Central Bancshares, Inc., 5.75%, 6/30/2029 (3MO LIBOR + 387.0bps)(a),(b)	2,000,000	2,057,094
Charles Schwab Corp. (The), Series E, 4.63%, Perpetual (3MO LIBOR + 331.5bps)(b)	400,000	409,500
CIT Group, Inc., Class A, 5.80%, Perpetual	1,000,000	1,036,250
Citadel LP, 4.88%, 1/15/2027 (a)	3,000,000	3,183,068
Citigroup, Inc., 4.70%, Perpetual (SOFRRATE + 323.4bps) (b)	500,000	510,213
Citizens Financial Group, Inc., 4.15%, Perpetual (3MO LIBOR + 396.0bps)(b)	2,000,000	2,005,000
Citizens Financial Group, Inc., Series C, 6.38%, Perpetual (3MO LIBOR + 315.7bps)(b)	1,500,000	1,625,625
Commerzbank AG, 7.00%, Perpetual (USISDA05 + 522.8bps)(b)	2,000,000	2,160,072
ConnectOne Bancorp, Inc., 5.20%, 2/1/2028 (3MO LIBOR + 284.0bps)(b)	2,000,000	2,010,796
Cowen, Inc., 7.25%, 5/6/2024 (a)	4,000,000	4,309,073
Credit Suisse Group AG, 5.10%, Perpetual (H15T5Y + 329.3bps)(a),(b)	500,000	501,250
Credit Suisse Group AG, 7.25%, Perpetual (USSW5 + 433.2bps)(a),(b)	3,000,000	3,322,485
Depository Trust & Clearing Corp. (The), Series C, 3.35%, Perpetual (3MO LIBOR + 316.7bps)(a),(b)	1,000,000	995,800
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (3MO LIBOR + 266.0bps)(b)	1,000,000	1,003,384
Discover Financial Services, Series C, 5.50%, Perpetual (3MO LIBOR + 307.6bps)(b)	1,334,000	1,425,713
Enstar Group Ltd., 4.95%, 6/1/2029	5,000,000	5,685,087
Everest Reinsurance Holdings, Inc., 2.58%, 5/15/2037 (3MO LIBOR + 238.5bps)(b)	5,902,000	5,533,151

F&M Financial Services Corp., Series QIB, 5.95%, 9/15/2029 (SOFRRATE + 484.0bps)(a),(b)	3,000,000	3,178,010
FedNat Holding Co., 7.50%, 3/15/2029	2,400,000	2,484,000
Fidelity & Guaranty Life Holdings, Inc., Class B, 5.50%, 5/1/2025 (a)	2,000,000	2,305,980
Fifth Third Bancorp, Series J, 3.33%, Perpetual (3MO LIBOR + 312.9bps)(b)	4,000,000	3,985,000
Fifth Third Bancorp, 5.10%, Perpetual (3MO LIBOR + 303.3bps)(b)	1,000,000	1,033,750
First Financial Bancorp, 5.13%, 8/25/2025	2,400,000	2,523,813
GATX Corp., Class B, 4.00%, 6/30/2030	2,000,000	2,226,147
GATX Corp., 1.90%, 6/1/2031	250,000	233,040
Goldman Sachs Group, Inc. (The), Series P, 5.00%, Perpetual (3MO LIBOR + 287.4bps) (b)	5,000,000	5,045,000
Hartford Financial Services Group, Inc. (The), Series ICON, 2.32%, 2/12/2047 (3MO LIBOR + 212.5bps)(a),(b)	6,117,000	5,887,786
Icahn Enterprises LP, 6.75%, 2/1/2024	1,093,000	1,118,959
Icahn Enterprises LP, 4.38%, 2/1/2029 (a)	250,000	242,803
ILFC E-Capital Trust I, 3.23%, 12/21/2065 (USD CMT 30YR + 155.0bps) (a),(b)	590,000	485,275
ILFC E-Capital Trust I, 4.00%, 12/21/2065 (USD CMT 30YR + 155.0bps) (a),(b)	2,250,000	1,850,625
ILFC E-Capital Trust II, 4.22%, 12/21/2065 (H15T30Y + 180.0bps) (a),(b)	1,000,000	851,550
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.2bps)(b)	1,000,000	1,103,225
Intesa Sanpaolo SpA, 5.71%, 1/15/2026 (a)	4,000,000	4,489,192
Investar Holding Corp., 5.13%, 12/30/2029 (a),(b)	1,000,000	1,017,363
JPMorgan Chase & Co., Series V, 3.52%, 1/1/2049 (3MO LIBOR + 332.0bps) (b)	5,000,000	5,012,500
JPMorgan Chase & Co., Series I, 3.66%, 4/29/2049 (3MO LIBOR + 347.0bps)(b)	681,000	683,894
JPMorgan Chase & Co., Series HH, 4.60%, 8/1/2168 (SOFRRATE + 312.5bps) (b)	1,000,000	1,032,500
Liberty Mutual Group, Inc., 3.95%, 5/15/2060 (a)	500,000	515,751
Liberty Mutual Group, Inc., 4.30%, 2/1/2061 (a)	500,000	460,363
Lincoln National Corp., 2.55%, 5/17/2066 (3MO LIBOR + 235.8bps)(b)	1,000,000	862,500
Lincoln National Corp., 2.23%, 4/20/2067 (3MO LIBOR + 204.0bps) (b)	5,623,000	4,635,461
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 449.6bps)(b)	2,000,000	2,317,500
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 476.0bps)(b)	3,000,000	3,396,270
Macquarie Bank Ltd., 3.62%, 6/3/2030 (a)	1,000,000	1,034,234
Massachusetts Mutual Life Insurance Co., 3.38%, Perpetual (a)	1,000,000	1,004,532
Meridian Corp., 5.38%, 12/30/2029 (SOFRRATE + 395.0bps)(b)	2,000,000	2,086,207
MetLife, Inc., Series C, 3.76%, Perpetual (3MO LIBOR +357.5bps)(b)	1,500,000	1,503,750
Midland States Bancorp, Inc., 5.00%, 9/30/2029 (SOFRRATE + 361.0bps)(b)	3,000,000	3,104,467
MidWestOne Financial Group, Inc., 5.75%, 7/30/2030 (b)	1,000,000	1,077,769
Millennium Consolidated Holdings LLC, 7.50%, 6/30/2023 (a)	4,000,000	4,107,601
Minnwest Corp., Series AI, 5.88%, 7/15/2028 (3MO LIBOR + 298.0bps)(b)	400,000	412,114
Morgan Stanley, Series H, 3.79%, Perpetual (3MO LIBOR +361.0bps)(b)	3,000,000	3,010,575
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050 (a)	1,000,000	1,075,330
Natwest Group PLC, 8.63%, Perpetual (USSW5 + 759.8bps)(b)	3,000,000	3,065,760
Northpointe Bancshares, Inc., 6.00%, 9/30/2029 (SOFRRATE + 490.5bps)(a),(b)	1,000,000	1,028,886
Ohio National Financial Services, Inc., 5.55%, 1/24/2030 (a)	4,000,000	4,463,522
Ohio National Financial Services, Inc., 6.63%, 5/1/2031 (a)	1,000,000	1,156,922
OneMain Finance Corp., 5.38%, 11/15/2029	2,000,000	2,161,010
Pacific LifeCorp, 3.35%, 9/15/2050 (a)	500,000	499,757
Principal Financial Group, Inc., 3.24%, 5/15/2055 (3MO LIBOR + 304.4bps)(b)	2,000,000	1,985,000
Provident Financing Trust, 7.41%, 3/15/2038	2,000,000	2,367,377
Radian Group, Inc., 6.63%, 3/15/2025	2,250,000	2,549,531
Regions Financial Corp., 5.75%, Perpetual (H15T5Y + 542.6bps)(b)	500,000	558,750
Reinsurance Group of America, Inc., 2.85%, 12/15/2065 (3MO LIBOR + 266.5bps)(b)	3,600,000	3,420,000
Reliant Bancorp, Inc., 5.13%, 12/15/2029 (SOFRRATE + 376.5bps)(b)	2,000,000	2,070,807
SBL Holdings, Inc., 5.13%, 11/13/2026 (a)	2,000,000	2,188,121
SBL Holdings, Inc., 7.00%, Perpetual (H15T5Y + 558.0bps)(a),(b)	1,000,000	985,000
Signature Bank, 4.13%, 11/1/2029 (3MO LIBOR + 255.9bps)(b)	1,000,000	1,033,384
Standard Life Aberdeen PLC, 4.25%, 6/30/2028	1,550,000	1,649,584
Synovus Financial Corp., 5.90%, 2/7/2029 (USSW5 + 337.9bps) (b)	3,000,000	3,230,522
Truist Financial Corp., Series N, 4.80%, Perpetual (H15T5Y + 300.3bps)(b)	3,000,000	3,179,250
Truist Financial Corp., Series M, 5.13%, Perpetual (3MO LIBOR + 278.6bps)(b)	2,000,000	2,142,000
UniCredit SpA, 7.83%, 12/4/2023 (a)	3,000,000	3,492,450
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)(a),(b)	2,000,000	2,219,620
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)(a),(b)	500,000	537,196
Unifin Financiera SAB de CV Sociedad Financiera de Objeto Multiple, Entidad No Regulada, 8.38%, 1/27/2028 (a)	1,000,000	943,510
Valley National Bancorp, 5.25%, 6/15/2030 (SOFRRATE + 514.0bps)(b)	750,000	811,601

Volunteer State Bancshares, Inc., 5.75%, 11/15/2029 (a),(b)	1,500,000	1,558,684
Voya Financial, Inc., 5.65%, 5/15/2053 (3MO LIBOR + 358.0bps)(b)	2,000,000	2,148,490
WT Holdings, Inc., 7.00%, 4/30/2023	1,000,000	1,017,947
WT Holdings, Inc., 5.50%, 4/30/2028 (a)	1,000,000	1,004,740
Zenith National Insurance Capital Trust, 8.55%, 8/1/2028 (a)	1,864,243	2,271,439
Zions Bancorp, 5.80%, Perpetual (3MO LIBOR + 380.0bps)(b)	1,000,000	1,035,000
		220,046,878
Health Care — 1.25%
Jazz Securities DAC, 4.38%, 1/15/2029 (a)	500,000	511,875
Organon Finance 1 LLC, 4.13%, 4/30/2028 (a)	1,000,000	1,025,740
Perrigo Finance Unlimited Co., 3.15%, 6/15/2030	1,000,000	995,359
Perrigo Finance Unlimited Co., 4.90%, 12/15/2044	2,000,000	2,028,448
Viatris, Inc., 3.85%, 6/22/2040 (a)	1,000,000	1,020,478
		5,581,900
Industrials — 3.76%
ADT Security Corp. (The), 4.88%, 7/15/2032 (a)	3,500,000	3,668,000
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	1,332,279	1,325,488
American Airlines, Inc. Pass Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	422,235	426,779
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%, 5/1/2023	1,029,719	995,231
Dycom Industries, Inc., 4.50%, 4/15/2029 (a)	1,000,000	1,016,250
Prime Security Services Borrower LLC, 5.75%, 4/15/2026 (a)	2,000,000	2,190,160
Stena International SA, 5.75%, 3/1/2024 (a)	3,730,000	3,810,456
Textron Financial Corp., 1.93%, 2/15/2042 (3MO LIBOR + 173.5bps)(a),(b)	2,600,000	2,112,500
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 10/7/2028	814,983	805,898
United Airlines, Inc., 4.38%, 4/15/2026 (a)	50,000	51,948
US Airways Pass Through Trust, Series 2011-1, Class A, 7.13%, 10/22/2023	402,679	427,481
		16,830,191
Materials — 4.04%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027 (a)	1,000,000	1,084,655
Ball Corp., 2.88%, 8/15/2030	1,000,000	967,060
Bemis Co., Inc., 2.63%, 6/19/2030	500,000	505,580
Coeur Mining, Inc., 5.13%, 2/15/2029 (a)	1,000,000	970,960
Commercial Metals Co., 3.88%, 2/15/2031	500,000	500,685
Domtar Corp., 6.25%, 9/1/2042	1,000,000	1,238,189
Freeport-McMoRan, Inc., 5.25%, 9/1/2029	1,000,000	1,109,915
Kinross Gold Corp., 6.88%, 9/1/2041	3,750,000	4,974,615
Mosaic Co. (The), 5.45%, 11/15/2033	1,000,000	1,239,267
Norbord, Inc., 6.25%, 4/15/2023 (a)	3,400,000	3,688,150
Reynolds Group Issuer, Inc., 4.00%, 10/15/2027 (a)	500,000	495,015
Unigel Luxembourg SA, 8.75%, 10/1/2026 (a)	1,000,000	1,082,720
WRKCo, Inc., 3.00%, 6/15/2033	250,000	258,494
		18,115,305
Real Estate — 0.28%
Iron Mountain, Inc., 5.25%, 7/15/2030 (a)	1,000,000	1,040,050
SBA Communications Corp., 3.88%, 2/15/2027 (a)	200,000	204,875
		1,244,925
Technology — 2.64%
Broadcom, Inc., 4.15%, 11/15/2030	1,000,000	1,094,186
Broadcom, Inc., 2.60%, 2/15/2033 (a)	1,000,000	945,100
Dell International LLC/EMC Corp., 6.20%, 7/15/2030 (a)	1,000,000	1,258,543
Dell International LLC/EMC Corp., 8.35%, 7/15/2046 (a)	2,000,000	3,139,595
HP, Inc., 6.00%, 9/15/2041	2,538,000	3,329,438
Microchip Technology, Inc., 4.25%, 9/1/2025 (a)	1,000,000	1,050,386
NCR Corp., 5.13%, 4/15/2029 (a)	1,000,000	1,030,000
		11,847,248
Utilities — 3.91%
AEP Texas, Inc., Series I, 2.10%, 7/1/2030	500,000	486,943
Appalachian Power Co., Series Z, 3.70%, 5/1/2050	1,000,000	1,039,486
Dayton Power & Light Co. (The), 3.95%, 6/15/2049	1,000,000	1,067,800
Duke Energy Progress LLC, 2.50%, 8/15/2050	500,000	441,404
Kentucky Utilities Co., 3.30%, 6/1/2050	1,000,000	1,018,322

NextEra Energy Capital Holdings, Inc., 2.27%, 10/1/2066 (3MO LIBOR + 206.7bps)(b)	2,750,000	2,541,674
NRG Energy, Inc., 4.45%, 6/15/2029 (a)	1,000,000	1,097,036
Pacific Gas and Electric Co., 4.25%, 3/15/2046	500,000	480,785
Pacific Gas and Electric Co., 3.50%, 8/1/2050	500,000	433,874
PPL Capital Funding, Inc., Series A, 2.86%, 3/30/2067 (3MO LIBOR + 266.5bps)(b)	5,000,000	4,692,000
Southern California Edison Co., 2.25%, 6/1/2030	1,000,000	977,204
Southern California Edison Co., Series B, 4.88%, 3/1/2049	1,000,000	1,187,495
Topaz Solar Farms LLC, 5.75%, 9/30/2039 (a)	985,167	1,145,772
WEC Energy Group, Inc., 2.27%, 5/15/2067 (3MO LIBOR + 211.2bps)(b)	1,000,000	915,047
		17,524,842
Total Corporate Bonds and Notes
(Cost $328,054,016)		346,280,957

ASSET BACKED SECURITIES — 10.81%

American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/2025 (a)	2,000,000	2,101,803
American Credit Acceptance Receivables Trust, Series 2019-3, Class F, 5.42%, 5/12/2026 (a)	550,000	576,560
American Credit Acceptance Receivables Trust, Series 2021-2, Class E, 2.54%, 7/13/2027 (a)	1,000,000	999,570
Applebee's/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/5/2024 (a)	862,665	890,131
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%, 2/18/2025 (a)	1,000,000	1,076,670
Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	750,000	796,951
Conn's Receivables Funding LLC, Series 2019-B, Class C, 4.60%, 11/15/2021 (a)	1,000,000	1,003,588
Continental Credit Card ABS, Series 2019-1A, Class C, 6.16%, 3/15/2023 (a)	3,000,000	3,154,795
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.30%, 9/15/2023 (a)	2,000,000	2,067,858
DT Auto Owner Trust, Series 2019-3A, Class E, 3.85%, 2/15/2023 (a)	2,750,000	2,856,354
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	500,000	543,552
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%, 2/18/2025 (a)	1,155,000	1,139,665
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.69%, 10/16/2023 (a)	2,000,000	2,067,156
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.28%, 4/17/2023 (a)	2,000,000	2,133,824
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E, 2.98%, 4/15/2027 (a)	1,270,000	1,267,759
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%, 8/15/2023 (a)	3,000,000	3,106,432
Helios Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/2048 (a)	977,556	947,860
Helios Issuer LLC, Series 2017-1A, Class B, 6.00%, 9/20/2049 (a)	1,457,153	1,550,506
Loanpal Solar Loan Ltd., Series 2021-2GS, Class C, 3.50%, 3/20/2048 (a)	1,000,000	907,304
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045 (a)	980,190	996,858
METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042 (a)	2,847,976	1,808,120
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.00%, 6/22/2043 (a)	899,851	889,487
Pawnee Equipment Receivables LLC, Series 2019-1, Class E, 3.80%, 1/15/2026 (a)	467,000	456,002
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.26%, 9/5/2048 (a)	468,000	471,019
Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/2025 (a)	1,000,000	1,002,676
Regatta VI Funding Ltd., Series 2016-1A, Class CR2, 0.00%, 4/20/2034 (a),(b)	1,000,000	1,000,000
Regatta XVIII Funding Ltd., Series 2021-1A, Class C, 1.84%, 1/15/2034 (a),(b)	1,000,000	1,000,152
Sapphire Aviation Finance I Ltd., Series 2018-1A, Class C, 7.39%, 3/15/2040 (a)	2,768,576	1,747,813
SCF Equipment Leasing LLC, Series 2019-1A, Class F, 6.00%, 4/20/2030 (a)	2,146,636	2,062,026
SCF Equipment Leasing LLC, Series 2021-1A, Class E, 3.56%, 8/20/2032 (a)	750,000	739,586
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/2024 (a)	500,000	508,674
US Auto Funding LLC, Series 2019-1A, Class D, 8.06%, 3/15/2023 (a)	3,000,000	3,143,562
Westlake Automobile Receivables Trust, Series 2018-3A, Class F, 6.02%, 2/18/2025 (a)	3,255,000	3,394,934

Total Asset Backed Securities
(Cost $49,048,613)		48,409,247

U.S. GOVERNMENT & AGENCIES — 5.04%

Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035	1,198,917	1,277,043
Fannie Mae, Pool #BP6800, 2.50%, 5/1/2035	741,811	775,265
Fannie Mae, Pool #CA4781, 2.50%, 11/1/2049	1,645,442	1,709,990
Fannie Mae, Pool #B07843, 3.00%, 3/1/2050	787,842	828,372
Fannie Mae, Pool #CA5306, 3.00%, 3/1/2050	595,015	623,789

Fannie Mae, Pool #FM3747, 2.50%, 8/1/2050	898,855	935,559
Fannie Mae, Pool #BQ2367, 2.00%, 9/1/2050	983,212	996,643
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050	955,610	959,520
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032	500,000	559,416
Federal Farm Credit Bank, 2.35%, 3/15/2033	500,000	498,710
Federal Farm Credit Bank, 2.75%, 6/12/2034	1,000,000	1,096,031
Federal Farm Credit Bank, 1.80%, 6/4/2035	1,000,000	958,302
Federal Farm Credit Bank, 1.65%, 7/23/2035	500,000	468,760
Federal Farm Credit Bank, 3.25%, 12/4/2035	530,000	612,422
Federal Farm Credit Bank, 2.13%, 5/21/2040	1,000,000	965,188
Federal Farm Credit Bank, 1.95%, 8/13/2040	1,000,000	927,917
Federal Farm Credit Bank, 2.07%, 12/21/2040	500,000	471,451
Federal Home Loan Bank, 2.01%, 7/16/2040	1,000,000	936,073
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035	1,500,000	1,424,961
Freddie Mac, Pool #QN1673, 3.50%, 3/1/2035	682,578	737,480
Freddie Mac, Pool #RA1102, 4.00%, 7/1/2049	435,150	468,204
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050	769,357	831,349
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050	1,366,315	1,469,671
Freddie Mac, Pool #RE6051, 2.50%, 7/1/2050	616,901	635,913
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050	928,250	969,505
Tennessee Valley Authority, 3.50%, 12/15/2042	387,000	442,260

Total U.S. Government & Agencies
(Cost $23,094,271)		22,579,794

COLLATERALIZED LOAN OBLIGATIONS — 3.94%

Apex Credit CLO Ltd., Series 2018-1A, Class B, 1.78%, 4/25/2031 (3MO LIBOR + 160.0bps)(a),(b)	1,190,000	1,193,074
Apex Credit CLO Ltd., Series 2019-2A, Class B, 2.28%, 10/25/2032 (3MO LIBOR + 210.0bps)(a),(b)	2,100,000	2,108,175
Atrium XII, Series 2012-A, Class CR, 1.87%, 4/22/2027 (3MO LIBOR + 165.0bps)(a),(b)	2,500,000	2,488,748
Carlyle Global Market Strategies CLO, Series 2015-3A, Class BR, 2.08%, 7/28/2028 (a),(b)	1,000,000	1,000,812
Goldentree Loan Management US CLO Ltd., Series 2019-4A, Class C, 2.88%, 4/24/2031 (3MO LIBOR + 270.0bps)(a),(b)	410,000	410,000
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 2.66%, 5/22/2039 (3MO LIBOR + 245.0bps)(a),(b)	3,000,000	2,977,500
Oaktree CLO Ltd., Series 2019-4A, Class C, 3.17%, 10/20/2032 (3MO LIBOR + 295.0bps)(a),(b)	1,500,000	1,502,670
Wellfleet CLO Ltd., Series 2016-1A, Class CR, 2.19%, 4/20/2028 (3MO LIBOR + 200.0bps)(a),(b)	3,000,000	2,983,665
Zais CLO5 Ltd., Series 2016-2A, Class B, 3.54%, 10/15/2028 (3MO LIBOR + 330.0bps) (a),(b)	3,000,000	2,960,280

Total Collateralized Loan Obligations
(Cost $17,518,617)		17,624,924

Total Investments — 99.71%
(Cost $428,582,517)		446,548,239
Other Assets in Excess of Liabilities — 0.29%		1,276,434
Net Assets — 100.00%		$ 447,824,673

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as April 30, 2021 was $200,229,625, representing 44.71% of net assets.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2021
(Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 62.60%
Communications — 0.94%
AT&T, Inc., 0.65%, 3/25/2024 (SOFRRATE + 64.0bps)(a)	$ 1,000,000	$ 1,001,675
Expedia Group, Inc., 5.00%, 2/15/2026	213,000	242,212
NBN Co. Ltd., MTN, 1.45%, 5/5/2026 (b)	1,000,000	999,912
Verizon Communications, Inc., 1.32%, 5/15/2025 (3MO LIBOR + 110.0bps) (a)	2,000,000	2,049,630
Verizon Communications, Inc., 0.80%, 3/20/2026 (SOFRRATE + 79.0bps)(a)	1,389,000	1,412,797
		5,706,226
Consumer Discretionary — 5.72%
AutoNation, Inc., 3.50%, 11/15/2024	4,000,000	4,325,764
Daimler Finance North America LLC, 1.09%, 2/15/2022 (3MO LIBOR + 90.0bps) (a),(b)	1,000,000	1,005,987
Ford Motor Credit Co. LLC, 1.46%, 3/28/2022 (3MO LIBOR + 127.0bps)(a)	2,000,000	1,997,049
General Motors Financial Co., Inc., 1.29%, 11/6/2021 (3MO LIBOR + 110.0bps)(a)	3,000,000	3,012,342
General Motors Financial Co., Inc., 1.51%, 6/30/2022 (3MO LIBOR + 131.0bps) (a)	2,000,000	2,022,153
General Motors Financial Co., Inc., 1.18%, 1/5/2023 (3MO LIBOR + 99.0bps)(a)	750,000	756,589
General Motors Financial Co., Inc., 1.25%, 1/8/2026	1,000,000	988,094
Harley-Davidson Financial Services, Inc., 3.55%, 5/21/2021 (b)	1,000,000	1,001,531
Harley-Davidson Financial Services, Inc., 4.05%, 2/4/2022 (b)	1,575,000	1,617,436
Home Depot, Inc. (The), 0.50%, 3/1/2022 (3MO LIBOR + 31.0bps)(a)	1,200,000	1,202,933
Hyundai Capital America, 3.25%, 9/20/2022 (b)	2,080,000	2,149,143
Hyundai Capital America, 2.85%, 11/1/2022 (b)	500,000	514,923
Hyundai Capital America, 1.25%, 9/18/2023 (b)	500,000	504,508
Hyundai Capital America, 4.30%, 2/1/2024 (b)	1,000,000	1,086,683
Kia Corp., 1.00%, 4/16/2024 (b)	1,000,000	1,006,083
Marriott International, Inc., 3.75%, 3/15/2025	1,000,000	1,072,647
Nissan Motor Acceptance Corp., 3.65%, 9/21/2021 (b)	1,000,000	1,011,228
Nissan Motor Acceptance Corp., 0.88%, 9/28/2022 (3MO LIBOR + 69.0bps)(a),(b)	2,000,000	2,002,614
Nissan Motor Acceptance Corp., 0.83%, 3/8/2024 (3MO LIBOR + 64.0bps)(a),(b)	500,000	500,507
Nissan Motor Co. Ltd., 3.04%, 9/15/2023 (b)	1,100,000	1,151,525
Nissan Motor Co. Ltd., 3.52%, 9/17/2025 (b)	2,000,000	2,140,096
QVC, Inc., 4.38%, 3/15/2023	2,636,000	2,790,219
Toyota Motor Credit Corp., MTN, 0.34%, 1/11/2024 (SOFRRATE + 33.0bps)(a)	1,000,000	1,002,334
		34,862,388
Consumer Staples — 1.69%
7-Eleven, Inc., 0.80%, 2/10/2024 (b)	1,000,000	999,009
BAT Capital Corp., 1.07%, 8/15/2022 (3MO LIBOR + 65.0bps)(a)	500,000	503,398
Bunge Ltd Finance Corp., 4.35%, 3/15/2024	3,000,000	3,286,932
Coca-Cola Europacific Partners PLC, 0.50%, 5/5/2023 (b)	1,000,000	1,000,058
Viterra Finance BV, 2.00%, 4/21/2026 (b)	1,000,000	995,640
Walgreen Co., 3.10%, 9/15/2022	1,000,000	1,034,743
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	2,250,000	2,453,244
		10,273,024
Energy — 0.20%
Chevron Corp., 1.55%, 5/11/2025	1,000,000	1,024,667
Saudi Arabian Oil Co., 1.25%, 11/24/2023 (b)	200,000	202,635
		1,227,302

Financials — 41.50%
AerCap Ireland Capital, 3.50%, 1/15/2025	2,000,000	2,119,912
AIB Group PLC, 4.26%, 4/10/2025 (3MO LIBOR + 187.4bps)(a)(b)	3,000,000	3,254,067
Air Lease Corp., 2.25%, 1/15/2023	250,000	256,717
Air Lease Corp., MTN, 0.70%, 2/15/2024	1,000,000	992,566
Allegiance Bank, 5.25%, 12/15/2027 (3MO LIBOR + 303.0bps)(a)	50,000	51,424
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	1,800,000	1,949,363
Ally Financial, Inc., 4.63%, 5/19/2022	2,000,000	2,084,736
Ally Financial, Inc., 3.05%, 6/5/2023	500,000	522,535
Antares Holdings LP, 6.00%, 8/15/2023 (b)	3,000,000	3,204,314
Antares Holdings LP, 3.95%, 7/15/2026 (b)	1,500,000	1,541,946
Associated Banc-Corp, 4.25%, 1/15/2025	1,401,000	1,530,904
Assurant, Inc., 4.00%, 3/15/2023	416,000	442,068
Athene Global Funding, 4.00%, 1/25/2022 (b)	2,000,000	2,053,050
Athene Global Funding, 1.41%, 7/1/2022 (3MO LIBOR + 123.0bps)(a),(b)	2,000,000	2,022,740
Athene Global Funding, 1.20%, 10/13/2023 (b)	500,000	505,059
Athene Global Funding, 2.75%, 6/25/2024 (b)	1,250,000	1,317,986
Aviation Capital Group LLC, 1.95%, 1/30/2026 (b)	1,000,000	980,985
Avolon Holdings Funding Ltd., 3.63%, 5/1/2022 (b)	1,000,000	1,021,110
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026 (b)	1,000,000	978,112
Banco Santander Chile, 2.70%, 1/10/2025 (b)	150,000	156,514
Banco Santander SA, 1.31%, 4/12/2023 (3MO LIBOR + 112.0bps)(a)	1,200,000	1,216,670
Banco Santander SA, 2.75%, 5/28/2025	1,000,000	1,055,204
Banco Santander SA, 5.18%, 11/19/2025	400,000	457,373
Bank of America Corp., 1.18%, 4/24/2023 (3MO LIBOR + 100.0bps)(a)	2,000,000	2,015,648
Bank of America Corp., MTN, 0.84%, 12/1/2026 (a)	3,212,000	3,110,944
Bank of Ireland Group PLC, 4.50%, 11/25/2023 (b)	3,465,000	3,768,147
Bank of Nova Scotia (The), 1.30%, 6/11/2025	2,000,000	2,021,661
Bank of Nova Scotia (The), 0.56%, 3/2/2026 (SOFRRATE + 54.50bps)(a)	2,000,000	1,999,266
Barclays PLC, 3.68%, 1/10/2023	1,000,000	1,021,318
Barclays PLC, 1.57%, 5/16/2024 (3MO LIBOR + 138.0bps)(a)	1,000,000	1,016,120
Barclays PLC, 4.34%, 5/16/2024 (3MO LIBOR + 140.0bps) (a)	2,000,000	2,140,346
BGC Partners, Inc., 3.75%, 10/1/2024	4,000,000	4,230,549
BPCE SA, 1.42%, 9/12/2023 (3MO LIBOR + 124.0bps)(a),(b)	1,430,000	1,459,171
BPCE SA, 2.38%, 1/14/2025 (b)	500,000	519,596
Brighthouse Financial Global Funding, MTN, 0.77%, 4/12/2024 (SOFRRATE +76.0bps)(a),(b)	1,000,000	1,004,908
Canadian Imperial Bank of Commerce, MTN, 1.75%, 7/28/2022 (a)	171,000	173,353
Cantor Fitzgerald LP, 4.88%, 5/1/2024 (b)	4,000,000	4,410,396
Capital One Financial Corp., 2.60%, 5/11/2023	1,000,000	1,040,994
Charles Schwab Corp. (The), 0.90%, 3/11/2026	250,000	247,404
Citadel Finance LLC, 3.38%, 3/9/2026 (b)	2,000,000	1,984,129
Citadel LP, 5.38%, 1/17/2023 (b)	3,704,000	3,935,250
Citigroup, Inc., 0.98%, 5/1/2025 (a)	500,000	501,853
Citizens Bank NA, 1.00%, 5/26/2022 (3MO LIBOR + 81.0bps)(a)	1,250,000	1,259,029
Citizens Financial Group, Inc., 4.30%, 12/3/2025	3,000,000	3,364,422
CNO Financial Group, Inc., 5.25%, 5/30/2025	3,404,000	3,867,896
Credit Agricole SA, 1.20%, 4/24/2023 (3MO LIBOR + 102.0bps)(a),(b)	1,000,000	1,014,464
Credit Suisse Group AG, 1.42%, 6/12/2024 (3MO LIBOR + 124.0bps)(a),(b)	4,000,000	4,052,372
Customers Bancorp, Inc., 3.95%, 6/30/2022	3,510,000	3,622,599
Customers Bancorp, Inc., 4.50%, 9/25/2024	3,000,000	3,259,019
Danske Bank A/S, 3.00%, 9/20/2022 (3MO LIBOR + 124.9bps)(a),(b)	500,000	504,095
Danske Bank A/S, 1.24%, 9/12/2023 (3MO LIBOR + 106.0bps)(a),(b)	2,000,000	2,016,913
Danske Bank A/S, 3.88%, 9/12/2023 (b)	3,000,000	3,208,719
Danske Bank A/S, 1.17%, 12/8/2023 (b)	500,000	502,625
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (3MO LIBOR + 266.0bps)(a)	2,195,000	2,202,428
Drawbridge Special Opportunities Fund LP, 3.88%, 2/15/2026 (b)	2,000,000	2,061,978
Eagle Bancorp, Inc., 5.75%, 9/1/2024	610,000	660,668
Eagle Bancorp, Inc., 5.00%, 8/1/2026 (a)	840,000	842,751
Enstar Group Ltd., 4.50%, 3/10/2022	3,000,000	3,086,469
Enterprise Financial Services Corp., 4.75%, 11/1/2026 (a)	250,000	252,049
Equitable Financial Life Global Funding, 1.40%, 7/7/2025 (b)	500,000	502,897

Equitable Financial Life Global Funding, 1.00%, 1/9/2026 (b)	500,000	491,015
Fairfax Financial Holdings, Ltd., 4.88%, 8/13/2024 (b)	2,000,000	2,205,610
Fidelity & Guaranty Life Holdings, Inc., Class B, 5.50%, 5/1/2025 (b)	3,000,000	3,458,970
First Busey Corp., 3.75%, 5/25/2022	1,750,000	1,792,595
First Horizon National Corp., 3.55%, 5/26/2023	1,000,000	1,056,436
Flushing Financial Corp., 5.25%, 12/15/2026 (3MO LIBOR + 344.0bps)(a)	3,000,000	3,042,406
Fulton Financial Corp., 4.50%, 11/15/2024	333,000	371,121
GA Global Funding Trust, 1.00%, 4/8/2024 (b)	1,000,000	1,001,624
GA Global Funding Trust, 1.63%, 1/15/2026 (b)	1,000,000	1,003,376
GE Capital International Funding Co., 3.37%, 11/15/2025	200,000	217,941
Goldman Sachs Group, Inc. (The), 0.82%, 3/9/2027 (SOFRRATE + 81.0bps)(a)	1,000,000	999,797
Hilltop Holdings, Inc., 5.00%, 4/15/2025	400,000	424,391
Home Bancshares, Inc., 5.63%, 4/15/2027 (3MO LIBOR + 357.5bps)(a)	572,000	592,806
HSBC Holdings PLC, 1.85%, 5/25/2021 (3MO LIBOR + 166.0bps)(a)	2,000,000	2,001,972
HSBC Holdings PLC, 4.25%, 3/14/2024	1,000,000	1,092,232
HSBC Holdings PLC, 1.19%, 5/18/2024 (3MO LIBOR + 100.0bps)(a)	1,000,000	1,010,592
HSBC Holdings PLC, 4.25%, 8/18/2025	1,313,000	1,456,448
HSBC Holdings PLC, 1.56%, 9/12/2026 (3MO LIBOR + 138.0bps)(a)	1,500,000	1,540,979
Huntington Bancshares, Inc., 2.63%, 8/6/2024	1,000,000	1,057,869
Infinity Property & Casualty Corp., 5.00%, 9/19/2022	2,000,000	2,110,358
ING Groep NV, 1.02%, 4/1/2027 (SOFRRATE + 101.0bps)(a)	2,000,000	2,006,820
Intesa Sanpaolo SpA, 3.38%, 1/12/2023 (b)	4,000,000	4,171,875
Intesa Sanpaolo SpA, 3.25%, 9/23/2024 (b)	4,000,000	4,270,902
Jackson National Life Global Funding, 0.66%, 6/11/2021 (3MO LIBOR + 48.0bps) (a),(b)	1,000,000	1,000,443
Jackson National Life Global Funding, 0.92%, 6/27/2022 (3MO LIBOR + 73.0bps)(a),(b)	1,000,000	1,007,183
JPMorgan Chase & Co., 1.51%, 6/1/2024 (SOFRRATE + 145.5bps)(a)	500,000	509,744
JPMorgan Chase & Co., 0.90%, 4/22/2027 (SOFRRATE + 88.5bps)(a)	2,000,000	2,010,369
Kemper Corp., 4.35%, 2/15/2025	2,000,000	2,180,202
KeyCorp Capital, 0.94%, 7/1/2028 (3MO LIBOR + 74.0bps)(a)	1,000,000	941,628
Lakeland Bancorp, Inc., 5.13%, 9/30/2026 (a)	1,250,000	1,261,165
Lloyds Banking Group PLC, 2.86%, 3/17/2023 (3MO LIBOR + 124.9bps)(a)	2,000,000	2,041,222
Lloyds Banking Group PLC, 1.33%, 6/15/2023 (H15T1Y + 110.0bps)(a)	500,000	504,779
Lloyds Banking Group PLC, 2.91%, 11/7/2023 (3MO LIBOR + 81.0bps)(a)	3,000,000	3,107,886
Lloyds Banking Group PLC, 4.58%, 12/10/2025 (b)	250,000	280,294
Macquarie Bank Ltd., 1.21%, 11/28/2023 (3MO LIBOR + 102.0bps)(a),(b)	2,651,000	2,677,351
Macquarie Bank Ltd., 4.88%, 6/10/2025 (b)	285,000	318,217
Macquarie Group Ltd., 1.54%, 3/27/2024 (3MO LIBOR + 135.0bps)(a),(b)	2,000,000	2,034,119
Metropolitan Life Global Funding I, 0.58%, 1/13/2023 (SOFRRATE + 57.0bps) (a),(b)	500,000	502,871
Metropolitan Life Global Funding I, 0.33%, 1/7/2024 (SOFRRATE + 32.0bps)(a),(b)	1,000,000	1,002,566
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/2025	1,000,000	1,007,024
Mizuho Financial Group, Inc., 1.02%, 7/16/2023 (3MO LIBOR + 84.0bps)(a)	975,000	981,550
Morgan Stanley, MTN, 0.53%, 1/25/2024 (a)	500,000	499,841
Nationwide Building Society, 3.62%, 4/26/2023 (3MO LIBOR + 181.1bps)(a),(b)	3,000,000	3,091,650
Nationwide Mutual Insurance Co., 2.47%, 12/15/2024 (3MO LIBOR + 229.0bps)(a),(b)	3,245,000	3,243,532
NatWest Markets PLC, 1.59%, 9/29/2022 (3MO LIBOR + 140.0bps)(a),(b)	1,000,000	1,019,931
New York Life Global Funding, 0.63%, 7/12/2022 (3MO LIBOR + 44.0bps)(a),(b)	2,360,000	2,371,473
New York Life Global Funding, 0.23%, 2/2/2023 (SOFRRATE + 22.0bps)(a),(b)	1,000,000	999,744
New York Life Global Funding, 0.55%, 4/26/2024 (b)	1,000,000	998,807
Nordea Bank Abp, 1.13%, 8/30/2023 (3MO LIBOR + 94.0bps)(a),(b)	1,000,000	1,011,280
Opus Bank, 5.50%, 7/1/2026 (a)	228,000	229,904
Pacific Premier Bancorp, Inc., 5.75%, 9/3/2024	1,700,000	1,841,579
Park Aerospace Holdings Ltd., 4.50%, 3/15/2023 (b)	2,500,000	2,623,603
Pershing Square Holdings Ltd., 5.50%, 7/15/2022 (b)	3,000,000	3,139,148
Pinnacle Bank, 3.31%, 7/30/2025 (3MO LIBOR + 312.8bps)(a)	3,400,000	3,403,750
Pinnacle Financial Partners, Inc., 5.25%, 11/16/2026 (3MO LIBOR + 388.4bps)(a),(b)	255,000	257,857
Preferred Bank, 6.00%, 6/15/2026 (3MO LIBOR + 467.3bps)(a)	400,000	402,224
Principal Life Global Funding II, 1.25%, 6/23/2025 (b)	1,000,000	1,006,541
Protective Life Global Funding, 1.08%, 6/9/2023 (b)	500,000	506,453
Reliance Standard Life Global Funding II, 2.15%, 1/21/2023 (b)	500,000	513,678
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024 (b)	500,000	523,944
Royal Bank of Scotland Group PLC, 3.50%, 5/15/2023 (a)	2,000,000	2,060,901

Royal Bank of Scotland Group PLC, 5.13%, 5/28/2024	1,000,000	1,118,949
Royal Bank of Scotland Group PLC, 1.75%, 6/25/2024 (3MO LIBOR + 155.0bps)(a)	3,000,000	3,066,185
Santander Holdings USA, Inc., 3.50%, 6/7/2024	2,500,000	2,677,445
Santander UK PLC, 5.00%, 11/7/2023 (b)	1,000,000	1,096,598
Simmons First National Corp., 5.00%, 4/1/2028 (3MO LIBOR + 215.0bps)(a)	2,826,000	2,946,731
Societe Generale SA, 5.00%, 1/17/2024 (b)	3,345,000	3,654,604
Societe Generale SA, 4.25%, 4/14/2025 (b)	3,000,000	3,256,705
Southside Bancshares, Inc., 5.50%, 9/30/2026 (3MO LIBOR + 429.7bps)(a)	1,120,000	1,133,134
Spend Life Wisely Co., Inc., 5.88%, 3/15/2027 (3MO LIBOR + 374.2bps)(a),(b)	1,000,000	1,026,082
Standard Chartered PLC, 3.95%, 1/11/2023 (b)	2,000,000	2,093,979
Standard Chartered PLC, 3.95%, 1/11/2023	1,250,000	1,308,737
Standard Chartered PLC, 4.25%, 1/20/2023 (3MO LIBOR + 115.0bps)(a),(b)	2,000,000	2,052,142
Stifel Financial Corp., 4.25%, 7/18/2024	3,000,000	3,319,096
Sumitomo Mitsui Financial Group, Inc., 0.98%, 10/16/2023 (3MO LIBOR + 80.0bps)(a)	1,000,000	1,012,983
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/2025	500,000	504,130
Sumitomo Mitsui Trust Bank Ltd., MTN, 0.85%, 3/25/2024 (b)	1,000,000	1,002,900
SunTrust Bank, 3.20%, 4/1/2024	1,000,000	1,073,980
Synchrony Financial, 4.38%, 3/19/2024	3,000,000	3,268,125
Synovus Bank, 2.29%, 2/10/2023 (SOFRRATE + 945.0bps)(a)	250,000	252,406
TCF National Bank, 6.25%, 6/8/2022	1,000,000	1,048,457
Triton Container International Ltd., 2.05%, 4/15/2026 (b)	1,000,000	1,002,910
Truist Bank, 0.87%, 5/15/2027 (a)	1,500,000	1,459,638
UBS Group AG, 1.01%, 7/30/2024 (H15TY + 83.0bps)(a),(b)	1,000,000	1,006,860
UniCredit SpA, 6.57%, 1/14/2022 (b)	2,000,000	2,077,675
UniCredit SpA, 3.75%, 4/12/2022 (b)	4,500,000	4,625,316
United Community Banks, Inc., MTN, 4.01%, 2/14/2022 (3MO LIBOR + 381.4bps)(a)	500,000	500,041
United Financial Bancorp, Inc., 5.75%, 10/1/2024	2,100,000	2,362,500
Valley National Bancorp, 5.13%, 9/27/2023	1,030,000	1,122,540
Valley National Bancorp, 5.25%, 6/15/2030 (SOFRRATE + 514.0bps)(a)	70,000	75,749
Wachovia Capital Trust II, 0.68%, 1/15/2027 (3MO LIBOR + 50.0bps)(a)	2,000,000	1,921,812
Webster Financial Corp., 4.38%, 2/15/2024	3,000,000	3,210,890
WSFS Financial Corp., 4.50%, 6/15/2026 (a)	250,000	250,313
WT Holdings, Inc., 7.00%, 4/30/2023 (b)	3,000,000	3,053,842
		252,673,843
Health Care — 2.19%
Blue Cross & Blue Shield of Minnesota, 3.79%, 5/1/2025 (b)	661,000	720,019
HCA, Inc., 5.00%, 3/15/2024	2,000,000	2,228,887
Highmark, Inc., 4.75%, 5/15/2021 (b)	2,500,000	2,503,371
Illumina, Inc., 0.55%, 3/23/2023	500,000	500,204
Perrigo Co. PLC, 4.00%, 11/15/2023	3,000,000	3,193,320
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	2,250,000	2,408,153
Universal Health Services, Inc., 5.00%, 6/1/2026 (b)	1,270,000	1,301,198
Upjohn, Inc., 1.65%, 6/22/2025 (b)	500,000	505,533
		13,360,685
Industrials — 3.26%
Air Canada Pass Through Trust, Series 2013-1, Class B, 5.38%, 5/15/2021 (b)	210,311	210,629
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	666,140	662,744
American Airlines, Inc. Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	57,311	56,399
Boeing Co. (The), 4.51%, 5/1/2023	1,000,000	1,068,224
Boeing Co. (The), 1.43%, 2/4/2024	1,100,000	1,103,584
Boeing Co. (The), 7.95%, 8/15/2024	1,472,000	1,786,041
Caterpillar Financial Services Corp., 0.77%, 6/6/2022 (3MO LIBOR + 59.0bps)(a)	650,000	653,842
CNH Industrial Capital LLC, 1.88%, 1/15/2026	250,000	254,113
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, 4/19/2022	848,763	873,191
Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.90%, 4/19/2022	507,471	506,799
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 8/10/2022	777,033	817,193
Delta Air Lines Pass Through Trust, Series 2002-1, Class G-1, 6.72%, 1/2/2023	15,831	16,150
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%, 7/30/2023	75,907	77,654
FedEx Corp., 3.30%, 3/15/2027	500,000	557,374
General Electric Co., MTN, 0.56%, 5/5/2026 (3MO LIBOR + 38.0bps)(a)	975,000	949,969
nVent Finance SARL, 3.95%, 4/15/2023	1,075,000	1,126,813

Penske Truck Leasing Co. LP, 1.20%, 11/15/2025 (b)	1,000,000	990,854
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026 (b)	1,000,000	1,006,342
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022	109,437	111,830
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/2026	970,500	1,013,728
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028	815,322	822,552
United Parcel Service, Inc., 0.65%, 4/1/2023 (3MO LIBOR + 45.0bps)(a)	2,030,000	2,042,314
US Airways Pass Through Trust, Series 2012-2, Class B, 6.75%, 6/3/2021	963,827	965,428
US Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025	1,161,159	1,156,210
Vontier Corp., 1.80%, 4/1/2026 (b)	1,000,000	998,620
		19,828,597
Materials — 1.25%
Berry Global, Inc., 0.95%, 2/15/2024 (b)	1,000,000	998,710
Berry Global, Inc., 1.57%, 1/15/2026 (b)	1,000,000	992,330
Blue Cube Spinco LLC, 10.00%, 10/15/2025	2,000,000	2,105,200
Eagle Materials, Inc., 4.50%, 8/1/2026	1,000,000	1,029,722
Glencore Funding LLC, 1.63%, 4/27/2026 (b)	1,000,000	995,146
Silgan Holdings, Inc., 1.40%, 4/1/2026 (b)	1,000,000	989,390
Syngenta Finance NV, 3.13%, 3/28/2022	500,000	507,533
		7,618,031
Real Estate — 0.51%
American Tower Corp., 1.60%, 4/15/2026	500,000	503,326
SBA Tower Trust, Series 2019-1, Class C, 2.84%, 1/15/2025 (b)	1,500,000	1,582,799
SBA Tower Trust, 1.63%, 11/15/2026 (b)	1,000,000	1,000,000
		3,086,125
Technology — 3.93%
Arrow Electronic, Inc., 4.00%, 4/1/2025	1,000,000	1,085,693
Broadcom, Inc., 3.63%, 10/15/2024	2,000,000	2,175,957
Dell International LLC/EMC Corp., 5.45%, 6/15/2023 (b)	1,000,000	1,091,399
Dell International LLC/EMC Corp., 4.00%, 7/15/2024 (b)	2,700,000	2,941,416
Global Payments, Inc., 1.20%, 3/1/2026	500,000	494,968
HP, Inc., 2.20%, 6/17/2025	1,000,000	1,041,216
Jabil, Inc., 1.70%, 4/15/2026	1,000,000	1,002,229
Juniper Networks, Inc., 1.20%, 12/10/2025	500,000	495,887
Leidos, Inc., 2.95%, 5/15/2023 (b)	1,725,000	1,804,229
Marvell Technology, Inc., 1.65%, 4/15/2026 (b)	500,000	498,811
Microchip Technology, Inc., 2.67%, 9/1/2023 (b)	1,000,000	1,043,507
Microchip Technology, Inc., 0.97%, 2/15/2024 (b)	1,000,000	999,113
Oracle Corp., 1.65%, 3/25/2026	500,000	505,306
Seagate HDD Cayman, 4.88%, 3/1/2024	1,610,000	1,740,812
Seagate HDD Cayman, 4.75%, 1/1/2025	2,622,000	2,857,023
Western Union Co. (The), 2.85%, 1/10/2025	3,000,000	3,170,058
Western Union Co. (The), 1.35%, 3/15/2026	1,000,000	990,539
		23,938,163
Utilities — 1.41%
AES Corp. (The), 1.38%, 1/15/2026 (b)	500,000	492,101
Enel Finance International NV, 2.65%, 9/10/2024	1,000,000	1,052,415
National Rural Utilities Cooperative Finance Corp., 1.00%, 6/15/2026	1,000,000	980,756
NextEra Energy Capital Holdings, Inc., 0.55%, 3/1/2023 (SOFFRATE + 54.0bps) (a)	500,000	501,621
Pacific Gas and Electric Co., 1.57%, 11/15/2021 (3MO LIBOR + 137.5bps)(a)	525,000	526,775
Pacific Gas and Electric Co., 1.75%, 6/16/2022	1,000,000	1,000,900
Pacific Gas and Electric Co., 1.37%, 3/10/2023	2,000,000	2,000,850
Pinnacle West Capital Corp., 1.30%, 6/15/2025	2,000,000	2,011,988
		8,567,406
Total Corporate Bonds and Notes
(Cost $371,426,688)		381,141,790

ASSET BACKED SECURITIES — 25.90%

321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 0.31%, 12/15/2041 (1MO LIBOR + 20.0bps)(a),(b)	346,370	344,585
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 0.31%, 3/15/2042 (1MO LIBOR + 20.0bps)(a),(b)	2,871,394	2,777,678

321 Henderson Receivables I LLC, Series 2004-A, Class A1, 0.46%, 9/15/2045 (1MO LIBOR + 35.0bps)(a),(b)	552,823	544,956
ACC Trust, Series 2019-2, Class A, 2.82%, 4/20/2022 (b)	394,860	397,481
Access Group, Inc., Series 2013-1, Class A, 0.61%, 2/25/2036 (1MO LIBOR + 5.0bps)(a),(b)	450,762	447,125
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 12/10/2021 (b)	1,250,000	1,292,821
American Credit Acceptance Receivables Trust, Series 2018-2, Class D, 4.07%, 7/10/2024 (b)	2,951,687	3,011,514
American Credit Acceptance Receivables Trust, Series 2018-3, Class D, 4.14%, 10/15/2024 (b)	273,000	277,043
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39%, 3/13/2026 (b)	2,500,000	2,572,279
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85%, 6/15/2026 (b)	1,000,000	1,019,848
American Credit Acceptance Receivables Trust, Series 2021-2, Class D, 1.34%, 7/13/2027 (b)	1,250,000	1,249,072
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 12/19/2022	300,000	313,297
AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.99%, 6/18/2025	3,000,000	3,144,166
Amur Equipment Finance Receivables VIII LLC, Series 2020-1A, Class A2, 1.68%, 8/20/2025 (b)	88,658	89,263
Applebee's/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/5/2024 (b)	1,990,000	2,053,359
Ascentium Equipment Receivables Trust, Series 2017-1A, Class D, 3.80%, 1/10/2024 (b)	210,000	210,680
Bank of The West Auto Trust, Series 2017-1, Class B, 2.62%, 11/15/2023 (b)	1,400,000	1,422,512
BFNS LLC, Series 2019-1A, Class X, 1.10%, 3/25/2030 (3MO LIBOR + 90.0bps)(a),(b)	1,050,000	1,044,606
BHG Securitization Trust, Series 2021-A, Class A, 1.42%, 11/17/2033 (b)	1,000,000	1,002,442
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 0.32%, 6/25/2026 (a)	1,113,293	1,111,725
Brazos Student Finance Corp., Series 2009-1, Class AS, 2.75%, 12/27/2039 (3MO LIBOR + 250.0bps)(a),(b)	208,878	213,260
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 7/17/2024 (b)	1,000,000	1,004,083
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class B, 3.16%, 10/21/2024 (b)	1,360,000	1,411,947
CarMax Auto Owner Trust, Series 2020-4, Class D, 1.75%, 4/15/2027	1,000,000	1,012,900
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/2027	300,000	298,318
CarMax Auto Owner Trust, Series 2021-2, Class D, 1.55%, 10/15/2027	1,000,000	1,000,733
Carvana Auto Receivables Trust, Series 2019-3A, Class D, 3.04%, 12/15/2023 (b)	2,000,000	2,078,336
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.07%, 3/15/2024 (b)	1,961,000	2,043,798
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/2025 (a),(b)	3,380,000	3,504,637
Carvana Auto Receivables Trust, Series 2020-N1A, Class C, 2.45%, 6/16/2025 (b)	3,000,000	3,063,664
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/2027	1,000,000	1,000,730
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/2026 (b)	1,750,000	1,809,281
CCG Receivables Trust, Series 2019-2, Class C, 2.89%, 3/15/2027 (b)	1,000,000	1,026,817
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027 (b)	2,500,000	2,546,897
CLI Funding LLC, Series 2019-1A, Class A, 3.71%, 5/18/2044 (b)	1,211,956	1,225,265
CLI Funding LLC, Series 2020-1A, Class A, 2.08%, 9/18/2045 (b)	1,863,333	1,885,283
CLI Funding LLC, Series 2020-3X, Class A, 2.07%, 10/18/2045	186,833	189,127
Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 7/15/2022 (b)	121,323	121,800
Conn's Receivables Funding LLC, Series 2019-A, Class A, 3.40%, 10/16/2023 (b)	45,653	45,869
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	500,000	505,027
CPS Auto Receivables Trust, Series 2017-C, Class D, 3.79%, 6/15/2023 (b)	257,585	260,446
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05%, 12/15/2023 (b)	16,139	16,178
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30%, 4/15/2026 (b)	1,000,000	1,035,548
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.94%, 12/15/2022 (b)	115,000	119,373
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class B, 3.94%, 7/15/2027 (b)	196,538	197,616
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.16%, 9/15/2027 (b)	3,000,000	3,057,059
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/2029 (b)	1,500,000	1,547,735
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.28%, 2/15/2030 (b)	1,050,000	1,075,615
Crossroads Asset Trust, Series 2021-A, Class C, 1.44%, 3/20/2024 (b)	625,000	626,234
Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 6/20/2024 (b)	500,000	499,683
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/2026 (b)	500,000	510,564
Dividend Solar Loans LLC, Series 2017-1, Class B, 5.25%, 3/22/2038 (b)	1,401,269	1,515,684
Drive Auto Receivables Trust, Series 2018-5, Class D, 4.30%, 4/15/2026	100,000	104,973
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18%, 10/15/2026	420,000	438,660
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70%, 5/17/2027	110,000	113,695
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/2024	774,878	792,910
Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/2026	85,000	88,701
DT Auto Owner Trust, Series 2019-4A, Class D, 2.85%, 6/15/2023 (b)	500,000	517,006
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/2024 (b)	2,776,558	2,823,774
DT Auto Owner Trust, Series 2019-2A, Class D, 3.48%, 2/18/2025 (b)	1,000,000	1,033,096
DT Auto Owner Trust, Series 2020-2A, Class C, 3.28%, 3/16/2026 (b)	500,000	523,998
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 0.91%, 9/25/2030 (1MO LIBOR + 80.0bps)(a),(b)	390,275	390,143
Edsouth Indenture No. 6 LLC, Series 2014-2, Class A, 0.79%, 5/25/2039 (a),(b)	517,382	514,888

Evergreen Credit Card Trust, Series 2019-3, Class B, 2.36%, 10/16/2023 (b)	1,641,000	1,653,577
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/2024 (b)	500,000	511,818
Exeter Automobile Receivables Trust, Series 2018-4A, Class D, 4.35%, 11/15/2022 (b)	355,000	368,099
Exeter Automobile Receivables Trust, Series 2019-1A, Class D, 4.13%, 2/15/2023 (b)	325,000	337,734
Exeter Automobile Receivables Trust, Series 2018-3A, Class C, 3.71%, 6/15/2023 (b)	130,276	130,906
Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.73%, 4/15/2026 (b)	70,000	75,507
Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.08%, 11/16/2026	500,000	495,275
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%, 3/17/2025 (b)	2,000,000	2,078,634
Fair Square Issuance Trust, Series 2020-AA, Class A, 2.90%, 1/20/2023 (b)	2,000,000	2,021,159
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.90%, 7/17/2034 (a),(b)	2,000,000	2,030,000
First Investors Auto Owner Trust, Series 2019-2A, Class D, 2.80%, 10/16/2023 (b)	1,460,000	1,504,108
First Investors Auto Owner Trust, Series 2017-3A, Class D, 3.44%, 3/15/2024 (b)	2,777,000	2,846,719
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62%, 3/15/2027 (b)	500,000	503,651
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 10/16/2023 (b)	305,000	320,226
Flagship Credit Auto Trust, Series 2020-2, Class C, 3.80%, 10/16/2023 (b)	250,000	263,121
Flagship Credit Auto Trust, Series 2018-1, Class C, 3.39%, 1/16/2024 (b)	200,000	202,605
Flagship Credit Auto Trust, Series 2018-3, Class C, 3.79%, 12/16/2024 (b)	3,000,000	3,090,388
Flagship Credit Auto Trust, Series 2019-3, Class C, 2.74%, 10/15/2025 (b)	260,000	268,996
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/2033 (b)	1,272,000	1,277,691
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class B, 3.53%, 4/17/2023 (b)	434,769	436,347
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/2025 (b)	750,000	777,394
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class D, 2.60%, 1/15/2026 (b)	500,000	514,315
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.32%, 3/15/2027 (b)	550,000	545,888
Global SC Finance Srl, Series 2020-2A, Class A, 2.26%, 11/19/2040 (b)	947,967	958,870
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class B, 2.72%, 8/15/2022 (b)	3,000,000	3,057,266
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class C, 2.72%, 11/15/2023 (b)	1,500,000	1,546,816
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class C, 3.54%, 2/18/2025 (b)	2,000,000	2,084,552
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class C, 3.06%, 8/15/2025 (b)	1,000,000	1,039,901
GM Financial Consumer Automobile Trust, Series 2020-3, Class D, 1.91%, 9/16/2027	500,000	509,966
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	49,181	52,224
Helios Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/2048 (b)	488,778	476,069
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/2031 (b)	1,000,000	994,970
Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.60%, 12/15/2026	1,000,000	1,019,629
InStar Leasing III LLC, Series 2021-1A, Class A, 2.30%, 2/15/2054 (b)	495,904	494,391
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051 (b)	495,710	499,259
KnowledgeWorks Foundation, Series 2010-1, Class A, 1.14%, 8/25/2027 (3MO LIBOR + 95.0bps)(a)	588,320	590,800
Kubota Credit Owner Trust, Series 2019-1A, Class A4, 2.50%, 3/16/2026 (b)	2,000,000	2,071,326
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/2048 (b)	974,308	980,452
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045 (b)	181,191	183,741
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045 (b)	2,940,571	2,990,573
Marlin Receivables LLC, Series 2018-1A, Class D, 3.99%, 7/20/2023 (b)	911,000	911,703
Master Credit Card Trust II, Series 2020-1A, Class C, 2.59%, 3/21/2023 (b)	1,000,000	1,030,877
Navistar Financial Dealer Note Master Owner, Series 2019-1, Class B, 0.86%, 5/25/2024 (1MO LIBOR + 75.0bps)(a),(b)	1,000,000	1,000,144
Northstar Education Finance, Inc., Series 2007-1, Class A2, 0.97%, 1/29/2046 (3MO LIBOR + 75.0bps)(a)	417,880	418,063
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class ABR3, 1.35%, 2/14/2031 (a),(b)	1,000,000	998,356
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	825,000	837,378
Pawnee Equipment Receivables LLC, Series 2019-1, Class C, 2.61%, 8/15/2023 (b)	1,000,000	991,510
Pawnee Equipment Receivables LLC, Series 2019-1, Class D, 2.86%, 10/15/2024 (b)	1,180,000	1,160,846
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/2026 (b)	1,000,000	1,012,354
Pawnee Equipment Receivables LLC, Series 2020-1, Class C, 2.24%, 2/17/2026 (b)	750,000	760,096
PFS Financing Corp., Series 2019-C, Class B, 2.42%, 10/15/2024 (b)	1,000,000	1,020,630
PFS Financing Corp., Series 2020-E, Class A, 1.00%, 10/15/2025 (b)	750,000	756,643
PFS Financing Corp., Series 2021-A, Class B, 0.96%, 4/15/2026 (b)	1,000,000	1,001,384
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, 9/5/2025 (b)	936,000	959,166
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.26%, 9/5/2048 (b)	263,250	264,948
Purchasing Power Funding LLC, Series 2021-A, Class A, 1.57%, 10/15/2025 (b)	2,000,000	2,005,390
Santander Drive Auto Receivables Trust, Series 2018-1, Class D, 3.32%, 3/15/2024	55,000	55,835
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%, 9/15/2025	1,000,000	1,013,672
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11%, 12/25/2025	70,000	73,929
Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.22%, 9/15/2026	50,000	51,520
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64%, 11/16/2026	100,000	101,638

Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48%, 1/15/2027	250,000	253,392
Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 1/26/2032 (b)	1,000,000	1,053,861
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/2026 (b)	675,000	692,839
SCF Equipment Leasing LLC, Series 2021-1A, Class C, 1.54%, 10/21/2030 (b)	200,000	196,730
Solarcity LMC Series VI LLC, Series 2016-A, Class B, 6.85%, 3/21/2022 (b)	2,570,806	2,669,223
Sunrun Vulcan Issuer LLC, Series 2021-A, Class A, 2.46%, 1/30/2052 (b)	1,000,000	1,003,324
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045 (b)	1,231,640	1,243,767
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73%, 8/21/2045 (b)	1,861,227	1,899,105
TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/2046 (b)	980,625	965,650
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/2033 (b)	1,000,000	1,019,700
Transportation Finance Equipment Trust, Series 2019-1, Class D, 2.57%, 1/25/2027 (b)	1,500,000	1,518,861
Trinity Rail Leasing LLC, Series 2020-2A, Class A1, 1.83%, 11/19/2027 (b)	1,848,942	1,889,998
TRIP Rail Master Funding LLC, Series 2017-1A, Class A2, 3.74%, 4/15/2024 (b)	1,000,000	1,022,884
TRIP Rail Master Funding LLC, Series 2011-1A, Class A2, 6.02%, 7/15/2041 (b)	599,097	603,504
TRIP Rail Master Funding LLC, Series 2017-1A, Class A1, 2.71%, 8/15/2047 (b)	157,965	158,037
United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.15%, 2/10/2025 (b)	1,000,000	1,012,047
Verizon Owner Trust, Series 2018-1A, Class C, 3.20%, 9/20/2022 (b)	100,000	100,589
Vivint Solar Financing VII LLC, Series 2020-1A, Class B, 3.22%, 7/31/2051 (b)	1,222,370	1,220,549
Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/2049 (b)	110,113	117,484
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.53%, 5/15/2023 (b)	3,330,000	3,370,773
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/2023 (b)	3,825,000	3,900,544
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/2024 (b)	1,500,000	1,550,001
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 2.52%, 4/15/2025 (b)	100,000	102,829
Westlake Automobile Receivables Trust, Series 2020-1A, Class D, 2.80%, 6/16/2025 (b)	2,000,000	2,079,242
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65%, 2/17/2026 (b)	1,000,000	1,016,515
World Financial Network Credit Card Master Trust, Series 2019-B, Class A, 2.49%, 4/15/2026	250,000	256,206
World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.21%, 7/15/2026	391,000	401,319

Total Asset Backed Securities
(Cost $155,284,892)		157,667,821

U.S. GOVERNMENT & AGENCIES — 5.64%

Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035	1,211,375	1,289,729
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035	262,881	274,166
Fannie Mae, Pool #BK2992, 2.00%, 8/1/2035	958,862	994,317
Fannie Mae, Pool #CA7166, 2.00%, 9/1/2035	939,200	973,270
Fannie Mae, Pool #MA4364, 2.00%, 6/1/2041	1,000,000	1,016,344
Fannie Mae, Pool #BQ0144, 2.50%, 3/1/2050	797,372	827,981
Fannie Mae, Pool #BP4643, 3.00%, 4/1/2050	779,589	821,177
Fannie Mae, Pool #CA7118, 2.50%, 9/1/2050	843,717	871,086
Fannie Mae, Pool #BQ1367, 2.50%, 9/1/2050	946,176	985,000
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050	947,708	986,569
Fannie Mae, Pool #MA4164, 2.50%, 10/1/2050	842,468	869,761
Fannie Mae, Pool #CA7245, 2.00%, 10/1/2050	944,141	948,006
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050	1,911,220	1,919,040
Fannie Mae, Pool #MA4190, 2.50%, 11/1/2050	1,003,764	1,036,300
Fannie Mae, Pool #MA4216, 2.50%, 12/1/2050	959,874	990,979
Fannie Mae, Pool #FM5316, 2.00%, 12/1/2050	1,984,220	2,005,631
Fannie Mae, Pool #MA4235, 2.00%, 1/1/2051	981,216	985,234
Fannie Mae, Pool #BR4051, 2.00%, 2/1/2051	995,944	1,007,832
Fannie Mae, Pool #BR4529, 2.00%, 2/1/2051	994,796	1,008,072
Federal Farm Credit Bank, 1.62%, 4/6/2028	1,000,000	995,748
Federal Farm Credit Bank, 2.07%, 12/21/2040	500,000	471,451
Federal Home Loan Bank, 2.00%, 2/25/2036	1,000,000	995,188
Federal Home Loan Mortgage Corp. MTN, 1.55%, 7/21/2032	1,000,000	969,537
Freddie Mac, Pool #SB8045, 2.50%, 5/1/2035	662,893	692,676
Freddie Mac, Pool #RB5111, 2.00%, 5/1/2041	1,000,000	1,017,632
Freddie Mac, Pool #RE6070, 2.00%, 9/1/2050	1,674,185	1,681,054
Freddie Mac, Pool #RE6072, 2.00%, 11/1/2050	1,892,129	1,899,893

Freddie Mac, Pool #SD8108, 3.00%, 11/1/2050	914,066	959,430
Freddie Mac, Pool #RE6076, 2.00%, 12/1/2050	970,977	974,967
Freddie Mac, Pool #RE6081, 2.00%, 1/1/2051	976,782	980,795
Freddie Mac, Pool #RE6085, 1.50%, 2/1/2051	1,977,455	1,912,039
Freddie Mac, Pool #SD8128, 2.00%, 2/1/2051	985,502	995,534

Total U.S. Government & Agencies
(Cost $34,822,525)		34,356,438

COLLATERALIZED LOAN OBLIGATIONS — 4.81%

Aimco CLO 12 Ltd., Series 2020-12A, Class X, 1.23%, 1/17/2032 (3MO LIBOR + 100.0bps)(a),(b)	2,000,000	1,999,980
AMMC CLO 15 Ltd., Series 2014-15A, Class AXRR, 1.13%, 1/15/2032 (3MO LIBOR + 95.0bps)(a),(b)	1,375,000	1,375,000
Apidos CLO XX, Series 2015-20A, Class A1RA, 1.28%, 7/16/2031 (3MO LIBOR + 110.0bps)(a),(b)	3,000,000	3,010,638
ArrowMark Colorado Holdings, Series 2017-6A, Class A2, 1.63%, 7/15/2029 (3MO LIBOR + 145.0bps)(a),(b)	1,000,000	994,820
Carlyle US CLO Ltd., Series 2020-2A, Class A1A, 1.50%, 10/25/2031 (a)	1,000,000	1,003,911
Columbia Cent CLO Ltd., Series 2021-31A, Class X, 1.15%, 4/20/2034 (a),(b)	2,000,000	1,999,988
Diamond CLO Ltd., Series 2019-1A, Class A1R, 1.38%, 4/25/2029 (a),(b)	1,982,657	1,982,655
Goldentree Loan Management US CLO 5 Ltd., Series 2018-3A, Class AJ, 1.52%, 4/20/2030 (3MO LIBOR + 130.0bps)(a),(b)	1,000,000	995,144
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class X, 0.72%, 10/20/2032 (3MO LIBOR + 50.0bps)(a),(b)	233,333	233,350
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1, 1.97%, 5/22/2039 (3MO LIBOR + 176.0bps)(a),(b)	1,932,051	1,903,070
LCM 30 Ltd., Series 2020-30A, Class X, 0.94%, 4/20/2031 (3MO LIBOR + 75.0bps)(a),(b)	562,500	562,500
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, 1.24%, 4/22/2031 (3MO LIBOR + 106.0bps)(a),(b)	3,000,000	2,998,101
OZLM XII Ltd., Series 2015-12A, Class A1R, 1.24%, 4/30/2027 (3MO LIBOR + 105.0bps)(a),(b)	265,019	265,206
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 1.73%, 4/15/2030 (a),(b)	2,000,000	1,999,994
Sound Point CLO XXIX Ltd., Series 2021-1A, Class X, 0.84%, 4/25/2034 (a),(b)	2,700,000	2,700,000
Symphony CLO XVIII Ltd., Series 2016-18A, Class AR, 1.32%, 1/23/2028 (3MO LIBOR + 115.0bps)(a),(b)	3,000,000	3,002,493
Venture 42 CLO Ltd., Series 2021-42A, Class X, 0.93%, 4/15/2034 (a),(b)	2,000,000	2,000,000
Voya CLO Ltd., Series 2016-3A, Class XR, 0.92%, 10/18/2031 (3MO LIBOR + 70.0bps)(a),(b)	225,000	225,000

Total Collateralized Loan Obligations
(Cost $29,203,063)		29,251,850

COMMERCIAL PAPER — 0.33%
Romulus Funding Corp., 0.25%, 5/3/2021	2,000,000	1,999,972
Total Commercial Paper
(Cost $1,999,972)

Total Investments — 99.28%
(Cost $592,737,140)		604,417,871
Other Assets in Excess of Liabilities — 0.72%		4,407,833
Net Assets — 100.00%		$ 608,825,704

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as April 30, 2021 was $339,869,357, representing 55.83% of net assets.

MTN	- Medium Term Note

YORKTOWN MASTER ALLOCATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2021
(Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES — 98.44%(a)
Income Funds — 36.57%
Yorktown Capital Income Fund, Institutional Class	178,644	$ 6,522,298

Growth Funds — 35.22%
Yorktown Growth Fund, Institutional Class	289,495	6,282,035

Small Cap Funds — 26.65%
Yorktown Small Cap Fund, Institutional Class	265,322	4,754,571

Total Investment Companies
(Cost $9,687,107)		17,558,904

Total Investments — 98.44%
(Cost $9,687,107)		17,558,904
Other Assets in Excess of Liabilities — 1.56%		277,786
Net Assets — 100.00%		$ 17,836,690

(a) Affiliated issuer.

YORKTOWN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
April 30, 2021
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.56%
Communications — 5.38%
Iridium Communications, Inc.(a)	16,800	$ 638,232
TechTarget, Inc.(a)	25,600	1,963,520
		2,601,752
Consumer Discretionary — 17.95%
America's Car-Mart, Inc.(a)	6,800	1,025,644
Caesars Entertainment, Inc.(a)	8,570	838,489
Dick's Sporting Goods, Inc.	7,400	611,092
Lithia Motors, Inc., Class A	4,300	1,652,834
Meritage Homes Corp.(a)	8,800	936,232
PetMed Express, Inc.	10,400	306,020
Stitch Fix, Inc., Class A(a)	14,400	623,808
Wingstop, Inc.	11,800	1,869,238
Winnebago Industries, Inc.	10,200	815,490
		8,678,847
Consumer Staples — 3.95%
B&G Foods, Inc.	24,400	711,992
Big Lots, Inc.	7,000	482,580
BJ's Wholesale Club Holdings, Inc.(a)	16,000	714,720
		1,909,292
Energy — 1.89%
Plug Power, Inc.(a)	32,000	912,320

Financials — 10.76%
Artisan Partners Asset Management, Inc., Class A	9,100	463,372
Cowen Group, Inc., Class A	14,000	552,860
First BanCorp.	68,500	861,045
LPL Financial Holdings, Inc.	10,700	1,676,690
Reliant Bancorp, Inc.	31,800	878,634
Wintrust Financial Corp.	10,000	771,000
		5,203,601
Health Care — 16.78%
CRISPR Therapeutics AG(a)	8,400	1,102,668
Intellia Therapeutics, Inc.(a)	16,000	1,228,320
Jounce Therapeutics, Inc.(a)	49,200	463,956
Neogen Corp.(a)	4,900	470,449
NeoGenomics, Inc.(a)	23,900	1,170,861
Repligen Corp.(a)	7,100	1,503,141
Sinovac Biotech Ltd.(a)(b)	74,893	484,558
Tenet Healthcare Corp.(a)	12,700	752,602
Twist Bioscience Corp.(a)	7,000	939,330
		8,115,885
Industrials — 16.21%
Alaska Air Group, Inc.(a)	15,600	1,078,584
FTI Consulting, Inc.(a)	4,200	583,170
Knight-Swift Transportation Holdings, Inc.	9,000	424,080

Mesa Laboratories, Inc.	4,200	1,044,330
Mueller Industries, Inc.	25,666	1,151,633
Novanta, Inc.(a)	10,300	1,356,613
NV5 Global, Inc.(a)	13,200	1,189,716
Shyft Group, Inc. (The)	16,000	566,720
TriNet Group, Inc.(a)	5,600	440,776
		7,835,622
Materials — 2.67%
Cleveland-Cliffs, Inc.(a)	72,400	1,293,064

Real Estate — 0.95%
Matson, Inc.	7,000	457,310

Technology — 19.02%
Amkor Technology, Inc.	25,000	505,500
AudioCodes Ltd.	38,900	1,198,509
Fabrinet(a)	18,400	1,575,408
Lattice Semiconductor Corp.(a)	15,700	789,867
Magic Software Enterprises Ltd.	27,700	454,003
ManTech International Corp., Class A	4,000	341,400
Morningstar, Inc.	6,000	1,590,060
Perion Network Ltd.(a)	52,600	941,014
Power Integrations, Inc.	11,100	919,191
Rambus, Inc.(a)	17,000	322,660
TTEC Holdings, Inc.	5,500	559,515
		9,197,127
Total Common Stocks
(Cost $30,390,515)		46,204,820

Total Investments — 95.56%
(Cost $30,390,515)		46,204,820
Other Assets in Excess of Liabilities — 4.44%		2,149,315
Net Assets — 100.00%		$ 48,354,135

(a)	Non-income producing security.
(b)	Illiquid security. Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 1.00% of the Fund’s net assets.